May 28, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:          Evergreen Money Market Trust (the "Trust")
                Nos. 333-42181/811-08555
               Evergreen California Municipal Money Market Fund
               Evergreen Florida Municipal Money Market Fund
               Evergreen Money Market Fund
               Evergreen Municipal Money Market Fund
               Evergreen New Jersey Municipal Money Market Fund
                Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
               Evergreen Treasury Money Market Fund
               Evergreen U.S. Government Money Market Fund

Dear Sir/Madam:

   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Act"), the Trust hereby certifies that (i) the form of prospectuses that the
Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 20 to Registration Statement Nos.
333-42181/811-08555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 26, 2004.

     If you have any questions or would like further information, please call me at (617) 210-3648.

Very truly yours,

/s/ Stephanie P. Thistlewood

Stephanie P. Thistlewood